Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 10, 2024
Registrant Name	dei_EntityRegistrantName	STONE RIDGE TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001559992
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 10, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jan. 10, 2024
Prospectus Date	rr_ProspectusDate	Oct. 23, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A